SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2019
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Our operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) storage & other (cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results, manages operations and allocates resources. The Colombia segment aggregates the financial results of its hydroelectric and cogeneration facilities. The Canada segment includes the financial results of our strategic investment in TransAlta Corporation ("TransAlta"). The corporate segment represents all activity performed above the individual segments for the business.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP Units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
In accordance with IFRS 8, Operating Segments, Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. Except as it relates to proportionate financial information discussed above, the accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations.
Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items.
Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	275	58	56	58	22	9	3	51	21	—	553	(98)	332	787
Other income	8	2	—	—	1	—	—	1	—	2	14	(2)	5	17
Direct operating costs	(72)	(18)	(21)	(18)	(8)	(3)	(1)	(10)	(11)	(5)	(167)	27	(112)	(252)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	73	5	78
Adjusted EBITDA	211	42	35	40	15	6	2	42	10	(3)	400	—	230
Management service costs	—	—	—	—	—	—	—	—	—	(23)	(23)	—	—	(23)
Interest expense - borrowings	(39)	(6)	(8)	(16)	(4)	(2)	(1)	(15)	(3)	(25)	(119)	26	(85)	(178)
Current income taxes	(4)	(3)	(2)	(1)	—	—	—	—	—	—	(10)	—	(5)	(15)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(11)	(11)	—	—	(11)
Preferred equity	—	—	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(26)	(5)	(31)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(135)	(135)
Funds From Operations	168	33	25	23	11	4	1	27	7	(69)	230	—	—
Depreciation	(56)	(22)	(5)	(39)	(13)	(5)	(1)	(15)	(6)	(1)	(163)	36	(73)	(200)
Foreign exchange and unrealized financial instrument loss	1	4	(1)	(1)	(8)	—	—	4	—	(12)	(13)	4	(3)	(12)
Deferred income tax expense	(23)	1	(2)	1	1	—	—	—	—	12	(10)	(1)	(3)	(14)
Other	(11)	—	—	(6)	(2)	5	2	(12)	—	(3)	(27)	8	18	(1)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(47)	—	(47)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	61	61
Net income (loss) attributable to Unitholders(2)	79	16	17	(22)	(11)	4	2	4	1	(73)	17	—	—	17

(1)
Share of earnings from equity-accounted investments of $nil is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests - in operating subsidiaries of $74 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2018:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	228	63	53	54	12	10	3	30	20	—	473	(58)	320	735
Other income	5	1	—	—	1	—	—	1	—	—	8	(2)	4	10
Direct operating costs	(68)	(20)	(22)	(16)	(6)	(2)	(1)	(6)	(10)	(6)	(157)	19	(109)	(247)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	41	4	45
Adjusted EBITDA	165	44	31	38	7	8	2	25	10	(6)	324	—	219
Management service costs	—	—	—	—	—	—	—	—	—	(21)	(21)	—	—	(21)
Interest expense - borrowings	(40)	(5)	(10)	(14)	(3)	(2)	(1)	(9)	(3)	(23)	(110)	16	(84)	(178)
Current income taxes	(2)	(2)	—	—	(1)	—	—	—	—	—	(5)	1	(3)	(7)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(17)	(4)	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(128)	(128)
Funds From Operations	123	37	21	24	3	6	1	16	7	(66)	172	—	—
Depreciation	(56)	(33)	(5)	(29)	(9)	(3)	(1)	(7)	(6)	—	(149)	17	(74)	(206)
Foreign exchange and unrealized financial instrument loss	(1)	(1)	4	3	6	(8)	(3)	(4)	—	5	1	(6)	(28)	(33)
Deferred income tax expense	(2)	1	(2)	1	1	—	—	1	—	4	4	(3)	(5)	(4)
Other	(8)	(2)	—	(5)	(3)	—	—	(4)	—	(8)	(30)	10	10	(10)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(18)	—	(18)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	97	97
Net income (loss) attributable to Unitholders(2)	56	2	18	(6)	(2)	(5)	(3)	2	1	(65)	(2)	—	—	(2)

(1)
Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests - in operating subsidiaries of $31 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2019:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	539	123	118	121	50	16	5	89	45	—	1,106	(189)	695	1,612
Other income	9	3	—	2	1	—	—	2	—	4	21	(6)	10	25
Direct operating costs	(142)	(35)	(45)	(35)	(16)	(5)	(2)	(17)	(24)	(11)	(332)	56	(230)	(506)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	139	12	151
Adjusted EBITDA	406	91	73	88	35	11	3	74	21	(7)	795	—	487
Management service costs	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Interest expense - borrowings	(80)	(12)	(16)	(35)	(7)	(4)	(1)	(29)	(7)	(49)	(240)	50	(161)	(351)
Current income taxes	(6)	(6)	(6)	(1)	—	(1)	—	—	—	—	(20)	1	(20)	(39)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(21)	(21)	—	—	(21)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(51)	(9)	(60)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(297)	(297)
Funds From Operations	320	73	51	52	28	6	2	45	14	(134)	457	—	—
Depreciation	(111)	(44)	(10)	(79)	(23)	(9)	(2)	(28)	(12)	(2)	(320)	69	(149)	(400)
Foreign exchange and unrealized financial instrument loss	3	3	(1)	(1)	(9)	(1)	—	4	(1)	(28)	(31)	5	(4)	(30)
Deferred income tax expense	(40)	2	(4)	17	6	—	(1)	16	—	18	14	(36)	(12)	(34)
Other	(26)	(1)	1	(7)	(2)	5	2	(24)	—	(8)	(60)	21	36	(3)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(59)	—	(59)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	129	129
Net income (loss) attributable to Unitholders(2)	146	33	37	(18)	—	1	1	13	1	(154)	60	—	—	60

(1)
Share of earnings from equity-accounted investments of $32 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests - in operating subsidiaries of $168 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2018:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	489	132	106	108	29	18	5	48	37	—	972	(97)	653	1,528
Other income	5	2	1	1	1	—	—	3	—	1	14	(4)	9	19
Direct operating costs	(138)	(39)	(45)	(30)	(12)	(5)	(2)	(10)	(18)	(12)	(311)	32	(224)	(503)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	69	12	81
Adjusted EBITDA	356	95	62	79	18	13	3	41	19	(11)	675	—	450
Management service costs	—	—	—	—	—	—	—	—	—	(42)	(42)	—	—	(42)
Interest expense - borrowings	(84)	(12)	(20)	(28)	(6)	(4)	(2)	(15)	(7)	(48)	(226)	25	(157)	(358)
Current income taxes	(3)	(5)	—	(1)	(1)	—	—	—	—	—	(10)	1	(5)	(14)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(19)	(19)	—	—	(19)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(26)	(10)	(36)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(278)	(278)
Funds From Operations	269	78	42	50	11	9	1	26	12	(133)	365	—	—
Depreciation	(113)	(71)	(10)	(55)	(17)	(7)	(2)	(13)	(12)	—	(300)	29	(148)	(419)
Foreign exchange and unrealized financial instrument loss	1	(1)	1	3	5	(8)	(1)	(3)	(2)	13	8	(6)	(27)	(25)
Deferred income tax expense	(6)	1	(3)	(5)	1	—	—	—	—	9	(3)	(1)	(9)	(13)
Other	(18)	(4)	—	(5)	(3)	—	(2)	(10)	(9)	(13)	(64)	17	(7)	(54)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(39)	—	(39)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	191	191
Net income (loss) attributable to Unitholders(2)	133	3	30	(12)	(3)	(6)	(4)	—	(11)	(124)	6	—	—	6

(1)
Share of loss from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests - in operating subsidiaries of $87 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table presents information on a segmented basis about certain items in Brookfield Renewable's statements of financial position:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at June 30, 2019
Cash and cash equivalents	$16	$13	$48	$23	$34	$3	$3	$31	$13	$—	$184	$(72)	$210	$322
Property, plant and equipment	11,150	1,900	1,634	2,495	803	345	72	1,349	682	—	20,430	(3,534)	12,421	29,317
Total assets	11,874	2,075	1,926	2,613	919	365	95	1,581	742	138	22,328	(2,474)	14,552	34,406
Total borrowings	3,014	197	482	1,218	410	75	67	1,013	237	2,002	8,715	(1,933)	4,054	10,836
Other liabilities	2,753	160	446	521	132	9	7	310	35	—	4,373	(542)	2,489	6,320
For the six months ended June 30, 2019:
Additions to property, plant and equipment	56	18	10	20	14	3	—	—	13	1	135	(12)	91	214
As at December 31, 2018
Cash and cash equivalents	$6	$37	$7	$30	$29	$5	$2	$41	$9	$3	$169	$(81)	$85	$173
Property, plant and equipment	11,498	1,907	1,609	2,480	819	348	36	1,354	686	(9)	20,728	(3,529)	11,826	29,025
Total assets	12,125	2,105	1,868	2,554	939	379	56	1,650	746	161	22,583	(2,483)	14,003	34,103
Total borrowings	2,995	198	419	1,210	463	75	31	1,021	249	2,328	8,989	(1,972)	3,701	10,718
Other liabilities	2,764	150	434	536	124	7	3	255	31	211	4,515	(511)	2,175	6,179
For the six months ended June 30, 2019:
Additions to property, plant and equipment	12	9	2	1	3	—	—	4	1	3	35	(5)	27	57
Geographical Information
The following table presents consolidated revenue split by geographical region for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2019	2018	2019	2018
United States	$266	$245	$542	$495
Colombia	231	219	488	442
Canada	125	97	235	226
Brazil	99	106	199	209
Europe	27	24	69	68
Other	39	44	79	88
	$787	$735	$1,612	$1,528
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
United States	$12,711	$12,705
Colombia	6,753	6,665
Canada	5,852	5,705
Brazil	3,533	3,553
Europe	1,577	1,624
Other	467	342
	$30,893	$30,594